INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 4. INCOME TAXES

Deferred taxes are provided on an asset and liability approach whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

2015:	Balance	Rate	Tax
Federal loss carryforward	$452,503	34%	$153,851
Valuation allowance			(153,851)
Deferred tax asset			$-

2016:	Balance	Rate	Tax
Federal loss carryforward	$498,244	34%	$169,403
Valuation allowance			(169,403)
Deferred tax asset			$-

A reconciliation between expected and actual tax liability is presented below.

	2016	2015
Expected (Benefit) - Federal rate 34%	$(15,552)	$56,976

Effect of:
Valuation allowance	15,552	(56,976)
Total Actual Provision	$-	$-

As of September 30, 2016, the Company has unutilized tax losses of $498,244 (2015: $452,503). Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in February 2015. Deferred tax asset may also be reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portions or all of the deferred tax assets will not be realized in the near future.

Deferred taxes are provided on an asset and liability approach whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

2015:	Balance	Rate	Tax
Federal loss carryforward	$452,503	34%	$153,851
Valuation allowance			(153,851)
Deferred tax asset			$-

2014:	Balance	Rate	Tax
Federal loss carryforward	$620,078	34%	$210,827
Valuation allowance			(210,827)
Deferred tax asset			$-

A reconciliation between expected and actual tax liability is presented below.

	2015	2014
Expected (Benefit) – Federal rate 34%	$56,976	$(30,145)

Effect of:
Valuation allowance	(56,976)	30,145
Total Actual Provision	$-	$-

As of December 31, 2015, the Company has unutilized tax losses of $452,503 (2014: $620,078). Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in February 2015.